Income taxes - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Brazilian statutory rate	34.00%	34.00%	34.00%
Accumulated tax loss carryforwards	R$ 133,710	R$ 144,529
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	1,099	1,292	R$ 22,492
Current tax expense (income)	(345,813)	(292,172)	(171,621)
Adjustments for deferred tax of prior periods	23,057	0	0
Tax effect of unrealized gain on previously held interest on acquisition	0	0	6,161
Tax Effect of Interest on Capital	R$ 0	R$ 560	R$ 5,933
Federal Tax Authorities Of Cayman [Member]
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Brazilian statutory rate	15.00%
Federal tax authorities of Brazil
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [line items]
Brazilian statutory rate	34.00%